Note 12 - Deferred Share Units (Tables)	12 Months Ended
Nov. 30, 2015
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	November 30, 2015		November 30, 2014		November 30, 2013
	$	shares	$	shares	$	shares

Additional paid in capital	29,056	10,993	20,807	5,968	39,547	20,591
Accrued liability	8,051	4,272	3,759	1,338	9,181	2,325